Interests in Resource Properties	12 Months Ended
Dec. 31, 2022
Interests in Resource Properties.
Interests in Resource Properties

Note 12. Interests in Resource Properties

The Group’s interests in resource properties as at December 31, 2022 and 2021 comprised the following:

	2022	2021
Iron ore royalty interest	$201,802	$206,439
Hydrocarbon development and production assets	—	31,260
Exploration and evaluation assets – hydrocarbon probable reserves	—	12,367
Exploration and evaluation assets – hydrocarbon undeveloped lands	—	4,640
	$201,802	$254,706

Note 12. Interests in Resource Properties (continued)

The movements in the iron ore royalty interest and hydrocarbon development and production assets included in non-current assets during the year ended December 31, 2022 were as follows:

			Reclassification
	Opening	Decommissioning	to assets	Ending
Costs	balance	obligations	held for sale	balance
Iron ore royalty interest	$218,203	$—	$—	$218,203
Hydrocarbon development and production assets	46,592	1,339	(47,931)	—
	$264,795	$1,339	$(47,931)	$218,203

			Reclassification
	Opening		to assets	Ending
Accumulated depreciation	balance	Additions	held for sale	balance
Iron ore royalty interest	$11,764	$4,637	$—	$16,401
Hydrocarbon development and production assets	15,332	2,559	(17,891)	—
	27,096	$7,196	$(17,891)	16,401
Net book value	$237,699			$201,802

The movements in the iron ore royalty interest and hydrocarbon development and production assets included in non-current assets during the year ended December 31, 2021 were as follows:

	Opening	Decommissioning	Ending
Costs	balance	obligations	balance
Iron ore royalty interest	$218,203	$—	$218,203
Hydrocarbon development and production assets	45,754	838	46,592
	$263,957	$838	$264,795

	Opening		Ending
Accumulated depreciation	balance	Additions	balance
Iron ore royalty interest	$6,853	$4,911	$11,764
Hydrocarbon development and production assets	12,756	2,576	15,332
	19,609	$7,487	27,096
Net book value	$244,348		$237,699

The movements in exploration and evaluation assets presented as hydrocarbon probable reserves and undeveloped lands during the years ended December 31, 2022 and 2021 were as follows:

	2022		2021
	Probable	Undeveloped	Probable	Undeveloped
	reserves	lands	reserves	lands
Balance, beginning of year	$12,367	$4,640	$12,367	$4,640
Reclassification to assets held for sale	(12,367)	(4,640)	—	—
Balance, end of year	$—	$—	$12,367	$4,640

Note 12. Interests in Resource Properties (continued)

Iron ore royalty interest

The Group derives revenue from a mining sub-lease of the lands upon which the Scully iron ore mine is situated in the Province of Newfoundland and Labrador, Canada. The sub-lease commenced in 1956 and expires in 2055. The iron ore deposit is currently sub-leased to a third-party entity under certain lease agreements which will also expire in 2055. Pursuant and subject to the terms of the lease agreements, the Group collects royalty payments directly from a third-party operator based on a pre-determined formula, with a minimum payment of $3,250 per year.

Management performed assessments on December 31, 2022, 2021 and 2020 utilizing the value-in-use methodology using a pre-tax discount rate of 13.18%, 8.08% and 6.43%, respectively, and concluded that there was no impairment on those dates.

Hydrocarbon properties

The Group owns hydrocarbon properties in western Canada. The majority of such operations are located in the Deep Basin fairway of the Western Canada Sedimentary Basin. The Group’s hydrocarbon development and production assets include producing natural gas wells, non-producing natural gas wells, producing oil wells and non-producing oil wells, but do not include a land position that includes net working interests in undeveloped acreage and properties containing probable reserves only, both of which are included in exploration and evaluation assets.

The recoverable amounts of the Group’s hydrocarbon CGUs are determined whenever facts and circumstances provide impairment indicators. CGUs are mainly determined based upon the geographical region of the Group’s producing properties. An impairment is recognized if the carrying value of a CGU exceeds the recoverable amount for that CGU. The Group determines the recoverable amount by using the greater of fair value less costs of disposal and the value-in-use. Value-in-use is generally the future cash flows expected to be derived from production of proven and probable reserves estimated by the Group’s third-party reserve evaluators. These third-party reserve engineers take many data points and forecasts into consideration when estimating the value-in-use of the CGU, including best estimates of future natural gas prices, production based on current estimates of recoverable reserves and resources, exploration potential, future operating costs, non-expansionary capital expenditures and inflation.

Management performed assessments on December 31, 2021 and 2020, respectively, on its hydrocarbon properties utilizing the value-in-use methodology using a pre-tax discount rate of 10.0% and concluded that there was no impairment on these dates.

As of December 31, 2022, the Group reclassified the hydrocarbon properties as assets held for sale since the Group entered into an agreement of purchase and sale (see Note 4).